Summary of other reserves (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other reserve at beginning	$ 11,033,279
Currency translation differences	7,078	$ (65,226)
Other comprehensive income for the period	7,078	(65,226)
Issue of performance rights	227,208	$ 499,875
Other reserve at end	11,267,565
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Other reserve at beginning	10,314,324
Currency translation differences
Other comprehensive income for the period
Issue of performance rights	227,208
Other reserve at end	10,541,532
Foreign currency translation [member]
IfrsStatementLineItems [Line Items]
Other reserve at beginning	718,955
Currency translation differences	7,078
Other comprehensive income for the period	7,078
Issue of performance rights
Other reserve at end	$ 726,033